Long-term debt (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-term debt
Long-term debt	€ 7,101,262	€ 7,287,881
Less current portion	(1,276,730)	(1,596,029)
Long-term debt, less current portion	5,824,532	5,691,852
Schuldschein loans
Long-term debt
Long-term debt	227,268	227,296
Bonds
Long-term debt
Long-term debt	6,670,990	6,967,743
Other
Long-term debt
Long-term debt	€ 203,004	€ 92,842